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Ecofin Tax-Exempt Private Credit Fund, Inc.
Schedule of Investments
as of June 30, 2024 (Unaudited)

MUNICIPAL BONDS - 90.6%	Par	Value
Arizona - 21.5%
Arizona Industrial Development Authority
9.65%, 02/01/2026 (Obligor: Dove Mountain Senior Living)(a)(b)	$3,095,000	$2,774,853
6.40%, 02/01/2026 (Obligor: Dove Mountain Senior Living)(a)(b)	21,660,000	20,130,516
Maricopa County Industrial Development Authority, 6.75%, 07/01/2033 (Obligor: New Learning Ventures)	944,000	906,345
		23,811,714

California - 2.8%
County of San Diego, California, 2.95%, 11/01/2034 (Obligor: Federated Hermes California Municipal Cash Trust)(e)	3,050,000	3,050,000

Colorado - 2.6%
Colorado Educational & Cultural Facilities Authority, 7.50%, 12/15/2030 (Obligor: Ability Connection Colorado)(b)	2,905,000	2,876,421

Florida - 27.5%
Capital Trust Agency Inc.
0.00%, 11/15/2025 (Obligor: Championship Academy of Distinction West Broward — Series 2018 B)(a)(b)(c)	550,000	417,100
0.00%, 11/15/2025 (Obligor: Championship Charter School I — Series B)(a)(b)(c)	485,000	321,166
0.00%, 11/15/2025 (Obligor: Championship Academy of Distinction West Broward — Series 2018 A)(a)(b)(c)	8,250,000	6,256,495
0.00%, 11/15/2025 (Obligor: Championship Charter School I — Series A)(a)(b)(c)	8,425,000	5,579,021
Florida Development Finance Corp.
7.00%, 08/01/2032 (Obligor: Academir Charter School)(b)	2,700,000	2,756,936
4.88%, 07/01/2049 (Obligor: The Athenian Academy)(b)(j)	15,925,000	15,128,750
		30,459,468

New Hampshire - 1.2%
New Hampshire Business Finance Authority, 10.00%, 04/01/2029 (Obligor: Baldwin Senior Living)(b)	1,415,000	1,353,258

Ohio - 0.6%
County of Shelby, Ohio, 8.00%, 04/15/2055 (Obligor: SLF Sidney Obligation Group)(b)(d)	660,000	642,327

Pennsylvania - 1.9%
Pennsylvania Economic Development Financing Authority, 8.50%, 12/01/2039 (Obligor: Earthcare Bethel LLC)(b)(e)(f)	2,025,000	2,085,353

South Carolina - 0.5%
South Carolina Jobs-Economic Development Authority
7.50%, 03/15/2030 (Obligor: Libertas Boiling Springs)(b)(d)	435,000	426,365
7.60%, 03/15/2033 (Obligor: Belton Preparatory Academy)(b)	195,000	189,959
		616,324

Wisconsin - 32.0%
Public Finance Authority
0.00%, 08/03/2024 (Obligor: Landings of Douglas — Series C)(a)(b)(c)	1,255,000	587,277
0.00%, 08/03/2024 (Obligor: Landings of Douglas - Series D)(a)(b)(c)	75,000	28,230
0.00%, 08/03/2024 (Obligor: Gardens of Rome - Series D)(a)(b)(c)	70,000	28,927
0.00%, 08/03/2024 (Obligor: Gardens of Waterford - Series D)(a)(b)(c)	75,000	35,096
0.00%, 08/03/2024 (Obligor: Gardens of Savannah - Series D)(a)(b)(c)	80,000	42,703
0.00%, 08/03/2024 (Obligor: Landings of Columbus - Series C)(a)(b)(c)	1,055,000	282,853
0.00%, 08/03/2024 (Obligor: Gardens of Waterford — Series C)(a)(b)(c)	1,185,000	446,037
0.00%, 08/03/2024 (Obligor: Gardens of Savannah — Series C)(a)(b)(c)	1,065,000	568,480
0.00%, 08/03/2024 (Obligor: Landings of Columbus - Series D)(a)(b)(c)	80,000	21,448
0.00%, 08/03/2024 (Obligor: Gardens of Rome — Series C)(a)(b)(c)	1,630,000	673,578
0.00%, 08/03/2024 (Obligor: Montage Living Obligation Group) (a)(b)(c)	10,980,000	6,917,400
0.00%, 08/03/2024 (Obligor: Montage Living Obligation Group) (a)(b)(c)	5,520,000	3,477,600
0.00%, 08/03/2024 (Obligor: Montage Living Obligation Group) (a)(b)(c)	5,060,000	3,187,800
0.00%, 01/01/2029 (Obligor: Landings of Montgomery — Series C)(a)(b)(c)	1,955,000	747,831
0.00%, 01/01/2029 (Obligor: Gardens of Montgomery — Series B)(a)(b)(c)(d)	29,000	11,093
0.00%, 01/01/2029 (Obligor: Gardens of Montgomery — Series A)(a)(b)(c)(d)	1,610,000	615,861
0.00%, 01/01/2029 (Obligor: Landings of Montgomery - Series D)(a)(b)(c)	65,000	24,864
7.50%, 06/01/2029 (Obligor: Vonore Fiber Products LLC)(b)	10,520,000	10,308,618
7.70%, 09/01/2031 (Obligor: Telra Institute) (b)	147,000	139,935
7.60%, 01/15/2033 (Obligor: The Excel Academy)(b)(d)	740,000	727,093
7.63%, 02/01/2033 (Obligor: Genesis Christian Academy)(b)	2,245,000	2,162,299
6.88%, 03/30/2052 (Obligor: Northwest Ohio Classical Academy) (b)	1,875,000	1,815,173
7.63%, 12/01/2057 (Obligor: Aspire Trade High School)(b)	2,590,000	2,591,214
		35,441,410
TOTAL MUNICIPAL BONDS (Cost $121,912,236)		100,336,275

PRIVATE LOANS- 2.1%	Par	Value
CHAMP. DAVIE H.S., 0.00%, 08/03/2024(a)(c)	500,000	331,099
Regional Housing & Community Note, 7.50%, 08/03/2024(c)	1,986,565	1,986,565
TOTAL PRIVATE NOTES (Cost $2,486,565)		2,317,664

MORTGAGE-BACKED SECURITIES - 0.0%(h)	Par	Value
Mortgage Securities - 0.0%(h)
JP Morgan Wealth Management, Series 2020-ATR1 A-4, Class A4, 3.00%, 02/25/2050 (b)(g)	15,412	15,293
TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,582)		15,293

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(i)	3,158,316	3,158,316
TOTAL SHORT-TERM INVESTMENTS (Cost $3,158,316)		3,158,316

TOTAL INVESTMENTS - 95.6% (Cost $127,572,699)		$105,827,548
Other Assets in Excess of Liabilities - 4.4%		4,879,188
TOTAL NET ASSETS - 100.0%		$110,706,736

Percentages are stated as a percent of net assets.

(a)	Issuer is currently in default.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $96,395,223 or 87.1% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $32,588,524 or 29.4% of net assets as of June 30, 2024.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(f)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2024, the total value of securities subject to the AMT was $2,085,353 or 1.9% of net assets.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(h)	Represents less than 0.05% of net assets.
(i)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(j)	Security in forbearance as of June 30, 2024.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	–	70,065,416	30,270,860	100,336,276
Private Loans	–	–	2,317,664	2,317,664
Mortgage-Backed Securities	–	15,293	–	15,293
Short Term Investments	3,158,316	–	–	3,158,316
Total Investments	3,158,316	70,080,708	32,588,524	105,827,549

Refer to the Schedule of Investments for additional information.

The following tables present assets measured at fair value on a reoccurring basis using significant unobservable inputs (Level 3) for the period ended June 30, 2024:

	Private Loans	Municipal Bonds
Balance - beginning of period	$2,020,086	$29,863,376
Transfers into Level 3 (1)	-	-
Purchases	630,000	-
Sales	-	-
Accretion/(Amortization)	(332,721)	80,960
Net realized gain (loss)	-	-
Net change in unrealized appreciation/depreciation (1)	301	326,524
Balance - end of period	$2,317,664	$30,270,860
Net change in unrealized depreciation from investments still held as of 6/30/2024	$301	$326,524

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2024, the Fund recognized no transfers between levels.

Refer to the Schedule of Investments for further information on the classification of investments.